June 5, 2019

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Arrow ETF Trust (the “Trust”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Trust, with respect to Arrow Dow Jones Global Yield ETF, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 14 to the Company’s Registration Statement on Form N-1A, filed electronically on May 31, 2019.

If you have any questions or require further information, please contact the undersigned at (202) 263-4169.

Sincerely,

/s/Christopher D. Carlson

Christopher D. Carlson

Thompson Hine LLP